Consolidated Statements of Income and Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
VOYAGE REVENUES (note 11a)	$ 399,276	$ 392,900	$ 380,469
OPERATING EXPENSES
Voyage expenses	2,857	1,772	1,387
Vessel operating expenses (note 11a)	99,949	94,536	97,179
Depreciation and amortization	97,884	100,474	92,413
General and administrative (notes 11a and 16)	20,444	18,960	15,987
Write down of vessels (note 18)	0	29,367	0
Restructuring charge (note 17)	1,786	0	0
Total operating expenses	222,920	245,109	206,966
Income from vessel operations	176,356	147,791	173,503
OTHER ITEMS
Equity income (note 5)	123,282	78,866	20,584
Interest expense (notes 4 and 9)	(55,703)	(54,211)	(49,880)
Interest income (note 4)	2,972	3,502	6,687
Realized and unrealized loss on derivative instruments (note 12)	(14,000)	(29,620)	(63,030)
Foreign currency exchange (loss) gain (notes 9 and 12)	(15,832)	(8,244)	10,310
Other income (expense)	1,396	1,683	(37)
Total other items	42,115	(8,024)	(75,366)
Net income before income tax expense	218,471	139,767	98,137
Income tax expense (note 10)	(5,156)	(625)	(781)
Net income	213,315	139,142	97,356
Other comprehensive income:
Unrealized net gain on qualifying cash flow hedging instrument in equity accounted joint ventures (note 5)	131	0	0
Other comprehensive income	131	0	0
Comprehensive income	213,446	139,142	97,356
Non-controlling interest in net income	12,073	15,437	7,508
General Partner's interest in net income	25,365	21,303	11,474
Limited partners' interest in net income	175,877	102,402	78,374
Limited partners' interest in net income per common unit
• Basic	$ 2.48	$ 1.54	$ 1.33
• Diluted	$ 2.48	$ 1.54	$ 1.33
Weighted-average number of common units outstanding:
• Basic	70,965,496	66,328,496	59,147,422
• Diluted	70,996,869	66,328,496	59,147,422
Cash distributions declared per common unit	$ 2.7000	$ 2.6550	$ 2.5200
Related party transactions (note 11)